Revenue	12 Months Ended
Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue
28. Revenue
Revenue by metal for the year was as follows:

	December 31, 2018	December 31, 2017

Gold revenue	$385,953	$333,342
Zinc revenue	39,564	30,575
Lead revenue	21,625	18,272
Silver revenue	11,482	6,987
Iron revenue	—	2,347
Revenue from contracts with customers	$458,624	$391,523
Gain (loss) on revaluation of derivatives in trade receivables	392	(117)
	$459,016	$391,406

For the year ended December 31, 2018, revenue from contracts with customers by product and segment was as follows:

	Turkey	Greece	Brazil	Total

Gold revenue - dore	$220,382	$—	$—	$220,382
Gold revenue - concentrate	123,960	41,611	—	165,571
Silver revenue - dore	1,245	—	—	1,245
Silver revenue - concentrate	2,941	7,296	—	10,237
Lead concentrate	—	21,625	—	21,625
Zinc concentrate	—	39,564	—	39,564
	$348,528	$110,096	$—	$458,624

28. Revenue (continued)
For the year ended December 31, 2017, revenue from contracts with customers by product and segment was as follows:

	Turkey	Greece	Brazil	Total

Gold revenue - dore	$215,739	$—	$—	$215,739
Gold revenue - concentrate	117,603	—	—	117,603
Silver revenue - dore	1,400	—	—	1,400
Silver revenue - concentrate	3,165	2,422	—	5,587
Lead concentrate	—	18,272	—	18,272
Zinc concentrate	—	30,575	—	30,575
Iron ore concentrate	—	—	2,347	2,347
	$337,907	$51,269	$2,347	$391,523